NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	12 Months Ended
Dec. 31, 2022
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Schedule of Other Intangibles Assets

(amounts in thousands of euros)	Other intangible assets	Intangible assets in progress	TOTAL
GROSS VALUE
As of As of December 31, 2019	1,876	—	1,876
Increase	—	2	2
Decrease	—	—	—
FX rate impact	(1)	—	(1)
Reclassification	—	—	—
As of As of December 31, 2020	1,875	2	1,877
Increase	—	—	—
Decrease	(201)	—	(201)
FX rate impact	1	—	1
Reclassification	(2)	—	(2)
As of As of December 31, 2021	1,673	2	1,675
Increase	—	—	—
Decrease	(7)	—	(7)
FX rate impact	—	—	—
Reclassification	2	(2)	—
As of As of December 31, 2022	1,668	—	1,668

ACCUMULATED AMORTIZATION AND IMPAIRMENT
As of As of December 31, 2019	(1,273)	—	(1,273)
Increase	(16)	—	(16)
Decrease	—	—	—
FX rate impact	1	—	1
As of As of December 31, 2020	(1,288)	—	(1,288)
Increase	(571)	—	(571)
Decrease	199	—	199
FX rate impact	—	—	—
As of As of December 31, 2021	(1,660)	—	(1,660)
Increase	(7)	—	(7)
Decrease	4	—	4
FX rate impact	—	—	—
As of As of December 31, 2022	(1,663)	—	(1,663)

NET VALUE
As of December 31, 2019	603	—	603
As of December 31, 2020	587	2	589
As of December 31, 2021	13	2	15
As of December 31, 2022	5	—	5

Schedule of Property, Plant and Equipment

(amounts in thousands of euros)	General equipment, fixtures and fittings	Plant, equipment and tooling	Office equipment and computers	Assets under construction	TOTAL
GROSS VALUE
As of December 31, 2019	22,385	4,806	1,171	1,079	29,441
Increase	30	301	37	78	446
Decrease	(83)	(69)	—	(26)	(178)
FX rate impact	(1,644)	(247)	(36)	(13)	(1,940)
Reclassification	13	996	32	(1,041)	—
As of December 31, 2020	20,701	5,787	1,204	77	27,769
Increase	59	27	21	108	215
Decrease	(157)	(144)	(204)		(505)
FX rate impact	1,487	234	31	3	1,755
Reclassification		12	65	(76)	1
As of December 31, 2021	22,090	5,916	1,117	112	29,235
Increase	0	82	0	0	82
Decrease	(19,862)	(3,092)	(383)	(54)	(23,390)
FX rate impact	686	147	14	2	849
Reclassification	0	58	2	(60)	0
As of December 31, 2022	2,914	3,111	750	0	6,775

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of December 31, 2019	(2,121)	(1,220)	(469)	—	(3,810)
Increase	(2,232)	(993)	(232)	—	(3,457)
Decrease	8	69	—	—	77
FX rate impact	218	52	13	—	283
Reclassification	—	—	—	—	—
As of December 31, 2020	(4,127)	(2,092)	(688)	—	(6,907)
Increase	(2,170)	(1,072)	(213)	—	(3,455)
Decrease	151	142	196	—	489
FX rate impact	(308)	(80)	(14)	—	(402)
Reclassification				—	—
As of December 31, 2021	(6,454)	(3,102)	(719)	—	(10,275)
Depreciation	(1,466)	(604)	(99)	—	(2,169)
Impairment	(65)	(795)	(123)	—	(983)
Decrease	5,437	1,601	222	—	7,261
FX rate impact	(154)	(57)	(6)	—	(218)
Reclassification	—	—	—	—	—
As of December 31, 2022	(2,701)	(2,957)	(725)	—	(6,383)

NET VALUE
As of December 31, 2019	20,264	3,586	702	1,079	25,631
As of December 31, 2020	16,574	3,695	516	77	20,862
As of December 31, 2021	15,636	2,814	398	112	18,960
As of December 31, 2022	213	154	25	0	393

Schedule of Right of Use

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2019	11,237	954	80	118	12,389
Increase	92	—	7	—	99
Decrease	—	—	(14)	—	(14)
FX rate impact	(483)	—	—	—	(483)
Reclassification		—	—	—	—
As of December 31, 2020	10,846	954	73	118	11,991
First application of IFRS 16					—
Increase		383	33		416
Decrease	(1,763)				(1,763)
FX rate impact		13			375
Reclassification		0	—	0	0
As of December 31, 2021	9,445	1,350	106	118	11,019
Increase	75	—	13		88
Decrease	(4,045)	(396)			(4,441)
FX rate impact	198	—			198
Reclassification					—
As of December 31, 2022	5,673	954	119	118	6,864

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of December 31, 2019	(1,285)	(954)	(23)	(118)	(2,380)
Increase	(1,489)	—	(29)	—	(1,518)
Decrease	0	0	10	—	10
FX rate impact	125	—	—	—	125
Reclassification	—	—	—	—	—
As of December 31, 2020	(2,649)	(954)	(42)	(118)	(3,763)
Increase	(1,252)	(76)	(23)	—	(1,351)
Decrease	1,070	0	—	—	1,070
FX rate impact	(103)	(3)	—	—	(106)
Reclassification	—	—	—	—	—
As of December 31, 2021	(2,934)	(1,033)	(65)	(118)	(4,150)
Increase	(706)		(27)		(733)
Impairment	(728)	—	—	—	(728)
Decrease	1,339	79	—	—	1,418
FX rate impact	(89)	—	—	—	(89)
Reclassification		—	—	—	—
As of December 31, 2022	(3,116)	(954)	(92)	(118)	(4,280)

NET VALUE
As of December 31, 2020	8,197	—	31	—	8,228
As of December 31, 2021	6,511	317	41	—	6,869
As of December 31, 2022	2,557	—	27	—	2,584

Schedule of Other Financial Assets

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Deposits related to leased premises	454	476	193
Advance payments to suppliers	620	342	0
Other	17	58	2
Total other non-current assets	1,091	876	195

Schedule of Trade Receivables and Other Current Assets

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Trade and other receivables	4	12	76
Total current trade receivables	4	12	76
Research Tax Credit	3,432	3,549	1,484
Other receivables (including tax and social receivables)	898	669	973
Net investment in a sublease	0	479	43
Deposits related to leased premises	8	7	121
Advance payments and deposits to suppliers	51	377	342
Prepaid expenses	793	1,256	805
Total other current assets	5,182	6,337	3,769

Summary of Cash and Cash Equivalents

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Current account	34,348	24,593	26,676
Term deposits	10,098	9,106	12,113
Total cash and cash equivalents as reported in statement of financial position	44,446	33,699	38,789
Bank overdrafts	—	—	—
Total cash and cash equivalents as reported in statement of cash flow	44,446	33,699	38,789

Summary of Common Shares

Number of shares
As of December 31, 2019	17,940,035
Conversion of convertible notes ("OCA")	2,094,704
Exercise of warrants	16,080
Free shares acquired	6,743
As of December 31, 2020	20,057,562
Shares issued as part of the April Registered Direct Offering	4,137,932
Shares sold under the at-the-market (“ATM”) program	744,186
Shares issued as part of the December Registered Direct Offering	3,078,432
Conversion of convertible notes ("OCA")	2,977,887
Free shares acquired	22,554
As of December 31, 2021	31,018,553
Shares issued as part of the April Registered Direct Offering	—
Shares sold under the at-the-market (“ATM”) program	—
Shares issued as part of the December Registered Direct Offering
Conversion of convertible notes ("OCA")	—
Free shares acquired
As of December 31, 2022	31,018,553

Summary of Details of Provisions

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Provision for retirement indemnities	652	524	318
Other provision			101
Provisions - non-current portion	652	524	419
Restructuring provision	—	—	166
Other provision			148
Provisions - current portion	—	—	314
The change in the provision for retirement indemnities is as follows:

(amounts in thousands of euros)
As of December 31, 2019	506
Service costs	123
Financial costs	4
Actuarial gains and losses	19
As of December 31, 2020	652
Service costs	(63)
Financial costs	3
Actuarial gains and losses	(68)
As of December 31, 2021	524
Curtailment Gain - restructuring plan 2022 (PSE)	(63)
Service costs	82
Financial costs	9
Actuarial gains and losses	(235)
As of December 31, 2022	318

Estimate of the Retirement Commitments
As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	12/31/2020	12/31/2021	12/31/2022
Discount rate	0.34%	0.79%	3.16%
Wage increase	2%	2%	2%
Social welfare contribution rate - non executive employees	39%	39%	39%
- executive employees	51%	51%	51%
- executive management	49%	49%	49%
Expected staff turnover - non executive and executive employees	High	High	High
- executive management	Low	Low	Low
Age of retirement	65 - 67 years	65 - 67 years	65 - 67 years
Mortality table	INSEE 2019	TGH05 TGF05	TGH05 TGF05

Summary of Financial Liabilities by Type

(amounts in thousands of euros)	Convertible notes	Conditional advances	Bank loans	Other	Total
As of December 31, 2019	—	1,321	61	38	1,420
Collection	14,155	2,979	10,000	—	27,134
Fair value of embedded derivatives	(1,070)	—	—	—	(1,070)
Amortized cost	1,684	121	20	—	1,825
Conversion	(12,600)	—	—	—	(12,600)
Repayment	—	—	(62)	—	(62)
Reclassification	—	—	—	—	—
FX rate impact	—	—	—	(3)	(3)
As of December 31, 2020	2,169	4,421	10,019	35	16,644
Collection	11,423	734			12,157
Fair value of embedded derivatives	(758)				(758)
Amortized cost	1,566	126	58		1,750
Conversion	(14,400)				(14,400)
Repayment					—
FX rate impact				3	3
As of December 31, 2021	—	5,281	10,077	38	15,396
Increase				3,081	3,081
Fair value of embedded derivatives					—
Amortized cost			(6)		(6)
Conversion					—
Extinguishment of conditional advance		(5,281)			(5,281)
Repayment				(3,081)	(3,081)
FX rate impact				3	3
As of December 31, 2022	—	—	10,071	41	10,112

Summary of Financial Liabilities by Maturity
Financial liabilities by maturity

December 31, 2020 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes	2,169	—	—	—	2,169
Conditional advances	—	—	—	4,421	4,421
Bank loans	96	3,768	4,069	2,086	10,019
Other	—	35	—	—	35
Total financial liabilities	2,265	3,803	4,069	6,507	16,644

December 31, 2021 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes					—
Conditional advances				5,281	5,281
Bank loans	164	5,014	4,424	475	10,077
Other		38			38
Total financial liabilities	164	5,052	4,424	5,756	15,396

December 31, 2022 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes					—
Conditional advances					—
Bank loans	2,565	4,972	2,535		10,072
Other		40			40
Total financial liabilities	2,565	5,012	2,535	—	10,112

Summary of Derivative Financial Instruments
Fair value of the conversion option is estimated with a Monte-Carlo valuation model using the following main assumptions:

	12/31/2020	12/31/2021	12/31/2022

Number of convertible notes	48	0	0
Estimated conversion price	€6.75	€—	€—
Expected term	30 days	0	0
Fair value (in thousands of euros)	129	—	—

Fair value of the warrants is estimated with a Black & Scholes valuation model using the following main assumptions:

	12/31/2020	12/31/2021	12/31/2022

Number of warrants	168,350	303,030	303,030
Price of the underlying share	€7.11	€2.12	€0.37
Expected dividends	—%	—%	—%
Volatility	58.11%	47.33%	73.04%
Expected term	2 years	1 year	3 years to 4 years
Fair value (in thousands of euros)	288	0	0

Summary of Lease liabilities

(in thousands of euros)	Lease liabilities
As of December 31, 2019	12,703
First application of IFRS 16	—
Allowance received from a lessor	188
Increase without cash impact	98
Repayment	(1,615)
Decrease without cash impact	—
FX rate impact	(570)
Capitalized interests	—
Reclassification	—
As of December 31, 2020	10,804
Increase without cash impact	399
Repayment	(1,702)
Decrease without cash impact	—
FX rate impact	478
Capitalized interests	0
Reclassification	0
As of December 31, 2021	9,979
Increase without cash impact	88
Repayment	(1,545)
Decrease without cash impact (1)	(5,296)
FX rate impact	229
Capitalized interests	—
Reclassification	0
As of December 31, 2022	3,455
(1)Decrease of Princeton lease liability in connection with the sale of the Princeton manufacturing facility in April 2022 (see note 1 and 3.1).

Summary of Lease Liabilities By Maturity
Lease liabilities by maturity

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
As of December 31, 2020	1,607	2,949	2,202	4,046	10,804
As of December 31, 2021	1,817	2,548	2,255	3,359	9,979
As of December 31, 2022	775	1,048	920	712	3,455

Summary of Trade Payables and Other Current Liabilities

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Vendors	4,706	2,485	1,562
Vendors - accruals	16,204	11,669	3,553
Total trade and other payables	20,910	14,154	5,115
Social liabilities, taxation and social security	4,149	3,716	2,799
Fixed assets payables	86	2	0
Deferred revenue	148	93	51
Other payables	53	59	59
Total other current liabilities	4,436	3,870	2,909

Summary of financial instruments recognized in the Consolidated Statement of Financial Position

As of December 31, 2020 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	1,091			1,091		1,091
Other current financial assets	59			59		59
Trade and other receivables	4			4		4
Other current assets	4,389			4,389		4,389
Cash and cash equivalents (2)	44,446	44,446				44,446
Total financial assets	48,898	44,446	—	4,452	—	48,898
Financial liabilities - non current portion (3)	14,379				14,379	14,379
Derivative liabilities - non current portion (5)	288	288				288
Lease liabilities - non current portion (4)	9,197				9,197	9,197
Financial liabilities - current portion (3)	2,265				2,265	2,265
Derivative liabilities - current portion (5)	129	129				129
Lease liabilities - current portion (4)	1,607				1,607	1,607
Trade and other payables	20,910				20,910	20,910
Other current liabilities (6)	4,288				4,288	4,288
Total financial liabilities	53,063	417	—	—	52,646	53,063

As of December 31, 2021 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	876			876		876
Other current financial assets	384			384		384
Trade and other receivables	12			12		12
Other current assets	4,218			4,218		4,218
Cash and cash equivalents (2)	33,699	33,699				33,699
Total financial assets	38,313	33,699	—	4,614	—	38,313
Financial liabilities - non current portion (3)	15,232				15,232	15,232
Lease liabilities - non current portion (4)	8,162				8,162	8,162
Financial liabilities - current portion (3)	164				164	164
Lease liabilities - current portion (4)	1,817				1,817	1,817
Trade and other payables	14,154				14,154	14,154
Other current liabilities (6)	3,777				3,777	3,777
Total financial liabilities	43,306	—	—	—	43,306	43,306

As of December 31, 2022 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	195			195		195
Other current financial assets	464			464		464
Trade and other receivables	76			76		76
Other current assets	2,457			2,457		2,457
Cash and cash equivalents (2)	38,789	38,789				38,789
Total financial assets	41,322	38,789	—	2,533	—	41,322
Financial liabilities - non current portion (3)	7,547				7,547	7,547
Lease liabilities - non current portion (4)	2,680				2,680	2,680
Financial liabilities - current portion (3)	2,565				2,565	2,565
Lease liabilities - current portion (4)	775				775	775
Trade and other payables	5,115				5,115	5,115
Other current liabilities (6)	2,858				2,858	2,858
Total financial liabilities	21,540	—	—	—	21,540	21,540
(1)The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 measurements.
(3)The fair value of financial liabilities is determined using level 2 measurements.
(4)The fair value of lease liabilities is determined using level 2 measurements.
(5)The fair value of derivative liabilities is determined using level 3 measurements.
(6)Excluding current liabilities accruals